A summary of the positions of the derivative financial instruments held by the Company (Details) Number in Millions, $ in Millions		6 Months Ended
		Jun. 30, 2021 USD ($) Number	Dec. 31, 2020 USD ($) Number
IfrsStatementLineItems [Line Items]
Fair value asset position (liability)			$ (166)
Derivatives Not Designated For Hedge Accounting [member] | Exploration Costs Recognised In Income [abstract]
IfrsStatementLineItems [Line Items]
Notional value	[1]	$ 262	3,927
Maturity	[1]	2021
Derivatives Not Designated For Hedge Accounting [member] | Short position or crude oil and oil products [member]
IfrsStatementLineItems [Line Items]
Notional value	[1]	$ (4,452)	(4,167)
Maturity	[1]	2021
Futures contract [member] | Derivatives Not Designated For Hedge Accounting [member]
IfrsStatementLineItems [Line Items]
Notional value	[1]	$ (4,190)	(240)
Fair value asset position (liability)	[1]	(18)	(10)
Forward contract [member] | Derivatives Not Designated For Hedge Accounting [member] | Long Position Or Foreign Currency Forwards GBP/USD [member]
IfrsStatementLineItems [Line Items]
Fair value asset position (liability)	[2]		$ 23
Notional value-Short position | Number	[2]		354
Swap contract [member]
IfrsStatementLineItems [Line Items]
Fair value asset position (liability)		(147)
Swap contract [member] | Derivatives Not Designated For Hedge Accounting [member] | Foreign Currency Or Cross Currency Swap Matured In Two Thousand Twenty Nine and Two Thousand Thirty Four [member]
IfrsStatementLineItems [Line Items]
Fair value asset position (liability)	[2]	$ 72	$ 44
Maturity	[2]	2026
Notional value-Long position | Number	[2]	615	615
Swap contract [member] | Derivatives Not Designated For Hedge Accounting [member] | Not Later Than Five Year [member]
IfrsStatementLineItems [Line Items]
Fair value asset position (liability)	[2]	$ (46)	$ (26)
Maturity	[2]	2034
Notional value-Short position | Number	[2]	600	600
Swap contract [member] | Derivatives Not Designated For Hedge Accounting [member] | IPCA [member]
IfrsStatementLineItems [Line Items]
Fair value asset position (liability)		$ 31	$ 47
Maturity		2029/2034
Notional value-Short position | Number		3,008	3,008
Swap contract [member] | Derivatives Not Designated For Hedge Accounting [member] | Later Than Five Year And Not Later Than Ten Years [member]
IfrsStatementLineItems [Line Items]
Fair value asset position (liability)	[2]	$ (186)	$ (244)
Maturity	[2]	2024/2029
Notional value-Short position | Number	[2]	729	729

[1]	Notional value in thousands of bbl.
[2]	Amounts in US$ and GBP are presented in million.